Research And Development Expenses, Net (Schedule Of Research And Development Expenses, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Research And Development Expenses, Net [Abstract]
Total expenses	$ 288,668	$ 268,578	$ 245,812
Less - grants and participations	(47,576)	(34,447)	(29,060)
Research and development, net	$ 241,092	$ 234,131	$ 216,752